Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 117.84%

Aerospace/defense — 1.35%
Global Aviation Holdings Ltd.
14.000%, due 08/15/13[1,2]	1,275,000	1,284,563

Spirit Aerosystems, Inc.
7.500%, due 10/01/17[1,2]	200,000	198,000

Triumph Group, Inc.
8.000%, due 11/15/17[1,2]	250,000	251,875

		1,734,438

Airlines — 0.78%
Delta Air Lines, Inc.
12.250%, due 03/15/15[1,2]	500,000	508,125

United Air Lines, Inc.
9.875%, due 08/01/13[1]	500,000	500,000

		1,008,125

Apparel/textiles — 0.40%
Levi Strauss & Co.
9.750%, due 01/15/15[2]	500,000	521,250

Auto parts & equipment — 2.53%
American Axle & Manufacturing Holdings, Inc.
9.250%, due 01/15/17[1,2]	500,000	517,500

Goodyear Tire & Rubber
9.000%, due 07/01/15[2]	1,300,000	1,340,625

10.500%, due 05/15/16[2]	285,000	307,087

Stanadyne Corp.
10.000%, due 08/15/14[2]	1,000,000	905,000

Tenneco, Inc., Series B
10.250%, due 07/15/13[2]	188,000	194,110

		3,264,322

Automakers — 1.39%
Ford Motor Credit Co. LLC
8.700%, due 10/01/14[2]	500,000	512,868

9.875%, due 08/10/11[2]	1,000,000	1,049,016

Navistar International Corp.
8.250%, due 11/01/21[2]	225,000	228,375

		1,790,259

Automotive — 0.21%
ArvinMeritor, Inc.
10.625%, due 03/15/18	275,000	276,502

Banking — 4.15%
BankAmerica Capital II
8.000%, due 12/15/26[2]	280,000	268,800

Citigroup Capital XXI
8.300%, due 12/21/57[2,3]	300,000	278,250

GMAC LLC
7.250%, due 03/02/11[2]	1,500,000	1,507,900

8.000%, due 11/01/31[2]	2,400,000	2,214,000

8.300%, due 02/12/15[1,2]	325,000	327,844

		4,049,744

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Banking — (concluded)
NB Capital Trust II
7.830%, due 12/15/26[2]	300,000	282,000

Royal Bank of Scotland Group PLC
7.640%, due 09/29/17[2,4,5]	750,000	461,250

		5,340,044

Building materials — 3.99%
CPG International, Inc.
10.500%, due 07/01/13[2]	2,000,000	1,960,000

Headwaters, Inc.
11.375%, due 11/01/14[1,2]	175,000	176,750

Interface, Inc., Series B
11.375%, due 11/01/13[2]	1,500,000	1,687,500

Ply Gem Industries
11.750%, due 06/15/13[2]	1,300,000	1,319,500

		5,143,750

Chemicals — 0.04%
Georgia Gulf Corp.
9.000%, due 01/15/17[1,2]	50,000	51,875

Consumer products — 0.80%
American Achievement Corp.
8.250%, due 04/01/12[1,2]	815,000	802,775

Libbey Glass, Inc.
10.000%, due 02/15/15[1,2]	225,000	232,875

		1,035,650

Consumer/commercial/lease financing — 2.93%
American General Finance Corp. MTN
6.900%, due 12/15/17[2]	375,000	268,969

ILFC E-Capital Trust I
5.900%, due 12/21/65[1,2,3]	650,000	338,000

International Lease Finance Corp. MTN
4.950%, due 02/01/11[2]	1,050,000	1,020,510

5.450%, due 03/24/11[2]	850,000	814,531

5.625%, due 09/15/10[2]	200,000	197,751

5.650%, due 06/01/14[2]	200,000	169,791

Residential Capital LLC
6.375%, due 06/30/10[2]	1,000,000	965,000

		3,774,552

Diversified capital goods — 3.19%
Belden, Inc.
9.250%, due 06/15/19[1,2]	1,000,000	1,060,000

Southern States Cooperative, Inc.
10.500%, due 11/01/11[1,2]	3,000,000	2,992,500

Trimas Corp.
9.750%, due 12/15/17[1,2]	60,000	60,300

		4,112,800

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electric-generation — 8.34%
AES Corp.
8.000%, due 06/01/20[2]	950,000	932,187

Dynegy Holdings, Inc.
7.625%, due 10/15/26[2]	750,000	517,500

7.750%, due 06/01/19[2]	525,000	412,125

Edison Mission Energy
7.000%, due 05/15/17[2]	75,000	54,938

7.625%, due 05/15/27[2]	1,500,000	975,000

Energy Future Holdings Corp.
10.875%, due 11/01/17[2]	375,000	284,062

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	3,600,000	3,231,000

NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	1,997,500

Orion Power Holdings, Inc.
12.000%, due 05/01/10[2]	2,000,000	2,012,500

Texas Competitive Electric Holdings Co. LLC,
Series A
10.250%, due 11/01/15[2]	425,000	317,645

		10,734,457

Electric-integrated — 0.27%
North American Energy
10.875%, due 06/01/16[1,2]	325,000	344,500

Electronics — 2.63%
Advanced Micro Devices, Inc.
8.125%, due 12/15/17[1,2]	220,000	222,750

Freescale Semiconductor
10.125%, due 12/15/16[2]	700,000	546,000

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[2]	225,000	195,750

Sanmina-SCI Corp.
8.125%, due 03/01/16[2]	2,000,000	1,970,000

Viasystems, Inc.
12.000%, due 01/15/15[1,2]	425,000	452,625

		3,387,125

Energy-exploration & production — 3.50%
Chesapeake Energy Corp.
9.500%, due 02/15/15[2]	1,350,000	1,468,125

Comstock Resources, Inc.
8.375%, due 10/15/17[2]	170,000	173,400

Denbury Resources, Inc.
8.250%, due 02/15/20[2]	225,000	232,875

9.750%, due 03/01/16[2]	500,000	538,750

Encore Acquisition Co.
9.500%, due 05/01/16[2]	500,000	532,500

Hilcorp Energy I
8.000%, due 02/15/20[1,2]	300,000	288,000

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Energy-exploration & production — (concluded)
PetroHawk Energy Corp.
7.875%, due 06/01/15[2]	230,000	230,000

10.500%, due 08/01/14[2]	450,000	488,250

SandRidge Energy, Inc.
8.750%, due 01/15/20[1,2]	300,000	294,000

Swift Energy Co.
8.875%, due 01/15/20[2]	250,000	257,500

		4,503,400

Food & drug retailers — 1.37%
Great Atlantic & Pacific Tea Co., Inc.
11.375%, due 08/01/15[1,2]	905,000	868,800

Rite Aid Corp.
9.500%, due 06/15/17[2]	515,000	426,163

10.375%, due 07/15/16[2]	450,000	471,375

		1,766,338

Food-wholesale — 2.05%
Bumble Bee Foods LLC
7.750%, due 12/15/15[1,2]	200,000	200,500

Land O’Lakes Capital Trust I
7.450%, due 03/15/28[1,2]	300,000	264,000

Pinnacle Foods Finance LLC
10.625%, due 04/01/17[2]	500,000	517,500

Smithfield Foods, Inc.
10.000%, due 07/15/14[1,2]	250,000	270,625

Tyson Foods, Inc.
10.500%, due 03/01/14[2]	500,000	581,250

Viskase Cos., Inc.
9.875%, due 01/15/18[1,2]	800,000	810,000

		2,643,875

Forestry/paper — 2.52%
Appleton Papers, Inc.
10.500%, due 06/15/15[1,2]	500,000	462,500

Boise Cascade LLC
7.125%, due 10/15/14[2]	385,000	345,537

Boise Paper Holdings LLC
9.000%, due 11/01/17[1,2]	95,000	97,850

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14[2]	1,500,000	1,661,250

Domtar Corp.
7.875%, due 10/15/11[2]	49,000	51,818

Verso Paper Holdings LLC
9.125%, due 08/01/14[2]	685,000	630,200

		3,249,155

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — 12.98%
FireKeepers Development Authority
13.875%, due 05/01/15[1,2]	1,925,000	2,213,750

Harrah’s Operating Co., Inc.
10.750%, due 02/01/16[2]	2,000,000	1,540,000

11.250%, due 06/01/17	1,000,000	1,037,500

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	3,950,000	3,643,875

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/141,6,*	3,000,000	757,500

MGM Mirage, Inc.
11.125%, due 11/15/17[1,2]	500,000	540,000

13.000%, due 11/15/13[2]	1,075,000	1,225,500

Peninsula Gaming LLC
8.375%, due 08/15/15[1,2]	125,000	119,375

10.750%, due 08/15/17[1,2]	125,000	121,875

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	3,102,320

River Rock Entertainment Authority
9.750%, due 11/01/11[2]	1,030,000	948,887

Scientific Games International
9.250%, due 06/15/19[2]	500,000	528,750

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[1,2]	505,000	401,475

Yonkers Racing Corp.
11.375%, due 07/15/16[1,2]	500,000	527,500

		16,708,307

Gas distribution — 1.26%
Atlas Pipeline Partner/Finance
8.125%, due 12/15/15[2]	1,000,000	937,500

Crosstex Energy/Crosstex Energy Finance Corp.
8.875%, due 02/15/18[1,2]	400,000	406,000

Inergy LP/Inergy Finance
8.750%, due 03/01/15[2]	275,000	282,563

		1,626,063

Health facilities — 5.93%
Apria Healthcare Group I
11.250%, due 11/01/14[1,2]	1,560,000	1,680,900

12.375%, due 11/01/14[1,2]	500,000	538,750

Biomet, Inc.
10.000%, due 10/15/17[2]	1,250,000	1,365,625

Community Health Systems
8.875%, due 07/15/15[2]	1,575,000	1,630,125

HCA, Inc.
9.125%, due 11/15/14[2]	1,805,000	1,897,506

US Oncology, Inc.
9.125%, due 08/15/17[2]	500,000	518,750

		7,631,656

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Health services — 0.42%
Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[2]	500,000	540,000

Hotels — 0.19%
Host Hotels & Resorts LP
9.000%, due 05/15/17[1,2]	235,000	251,450

Household & leisure products — 0.51%
ACCO Brands Corp.
10.625%, due 03/15/15[1,2]	100,000	108,700

Sealy Mattress Co.
10.875%, due 04/15/16[1,2]	500,000	546,250

		654,950

Insurance-life — 0.85%
American General Institutional Capital A
7.570%, due 12/01/45[1,2]	480,000	386,400

Lincoln National Corp.
7.000%, due 05/17/66[2,3]	500,000	426,900

MetLife Capital Trust X
9.250%, due 04/08/38[1,2,3]	250,000	277,500

		1,090,800

Leisure — 1.40%
Royal Caribbean Cruises Ltd.
6.875%, due 12/01/13[2]	1,000,000	995,000

7.500%, due 10/15/27[2]	950,000	807,500

		1,802,500

Machinery — 0.21%
CPM Holdings, Inc.
10.625%, due 09/01/14[1,2]	250,000	265,000

Media-broadcast — 3.18%
Clear Channel Communications, Inc.
7.250%, due 10/15/27[2]	195,000	90,675

10.750%, due 08/01/16[2]	300,000	229,500

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17[1,2]	195,000	200,063

LIN Television Corp.
6.500%, due 05/15/13[2]	1,545,000	1,463,887

Salem Communications Corp.
9.625%, due 12/15/16[1,2]	225,000	232,312

Sinclair Television Group
8.000%, due 03/15/12[2]	1,250,000	1,228,125

9.250%, due 11/01/17[1,2]	100,000	103,750

Univision Communications, Inc.
12.000%, due 07/01/14[1,2]	500,000	541,250

		4,089,562

Media-cable — 0.73%
CSC Holdings LLC
8.625%, due 02/15/19[1,2]	200,000	216,000

Virgin Media Finance PLC
9.125%, due 08/15/16[2]	500,000	516,250

9.500%, due 08/15/16[2]	200,000	212,000

		944,250

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-services — 1.19%
Affinion Group, Inc.
10.125%, due 10/15/13[2]	750,000	757,500

Nielsen Finance LLC
11.625%, due 02/01/14[2]	125,000	139,219

WMG Acquisition Corp.
9.500%, due 06/15/16[1,2]	600,000	630,000

		1,526,719

Metals/mining excluding steel — 1.55%
Murray Energy Corp.
10.250%, due 10/15/15[1,2]	225,000	225,281

Teck Resources Ltd.
10.250%, due 05/15/16[2]	1,020,000	1,216,350

10.750%, due 05/15/19[2]	450,000	553,500

		1,995,131

Multi-line insurance — 1.15%
Genworth Financial, Inc.
6.150%, due 11/15/66[2,3]	1,150,000	796,375

Glen Meadow Pass Through Trust
6.505%, due 02/12/67[1,2,3]	250,000	194,063

Hartford Financial Services Group
8.125%, due 06/15/38[2,3]	500,000	487,500

		1,477,938

Non-food & drug retailers — 2.89%
Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[2]	150,000	134,625

Dollar General Corp.
10.625%, due 07/15/15[2]	417,000	456,615

Freedom Group, Inc.
10.250%, due 08/01/15[1,2]	790,000	837,400

Limited Brands, Inc.
7.600%, due 07/15/37[2]	450,000	400,500

Macy’s Retail Holdings, Inc.
7.450%, due 07/15/17[2]	350,000	357,875

Susser Holdings & Finance LLC
10.625%, due 12/15/13[2]	500,000	518,750

Toys R Us Property Co. LLC
8.500%, due 12/01/17[1,2]	285,000	287,850

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[2]	400,000	400,000

9.750%, due 02/15/17[2]	330,000	329,175

		3,722,790

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Oil field equipment & services — 2.00%
Aquilex Holding/Aquilex Finance Corp.
11.125%, due 12/15/16[1,2]	100,000	104,500

Edgen Murray Corp.
12.250%, due 01/15/15[1,2]	225,000	202,500

Expro Finance Luxembourg
8.500%, due 12/15/16[1,2]	295,000	293,525

Geokinetics Holdings, Inc.
9.750%, due 12/15/14[1,2]	290,000	276,950

Key Energy Services, Inc.
8.375%, due 12/01/14[2]	1,000,000	990,000

McJunkin Red Man Corp.
9.500%, due 12/15/16[1,2]	710,000	711,775

		2,579,250

Oil refining & marketing — 0.40%
Tesoro Corp.
9.750%, due 06/01/19[2]	500,000	513,750

Packaging — 4.42%
Berry Plastics Escrow LLC
8.250%, due 11/15/15[1]	225,000	222,187

8.875%, due 09/15/14[1]	175,000	168,438

Exopack Holding Corp.
11.250%, due 02/01/14[2]	3,425,000	3,540,594

Graham Packaging Co. LP
9.875%, due 10/15/14[2]	950,000	969,000

Solo Cup/Solo Cup Operating Corp.
10.500%, due 11/01/13	750,000	785,625

		5,685,844

Personal & casualty — 0.41%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[1,2,3]	485,000	523,800

Pharmaceuticals — 2.02%
Axcan Intermediate Holdings, Inc.
12.750%, due 03/01/16[2]	2,200,000	2,381,500

Elan Finance PLC/Elan Finance Corp.
8.750%, due 10/15/16[1,2]	225,000	218,250

		2,599,750

Printing & publishing — 4.25%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[1,2]	225,000	205,031

Harland Clarke Holdings
9.500%, due 05/15/15[2]	1,750,000	1,596,875

Hollinger, Inc.
12.875%, due 03/01/11[6,7,8,9]*	975,000	0

McClatchy Co.
11.500%, due 02/15/17[1,2]	350,000	341,250

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	3,500,000	3,325,000

		5,468,156

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Real estate development & managment — 0.60%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[2]	250,000	275,625

Realogy Corp.
10.500%, due 04/15/14[2]	450,000	375,750

12.375%, due 04/15/15[2]	170,000	116,450

		767,825

Real estate investment trusts — 0.37%
DuPont Fabros Technology LP
8.500%, due 12/15/17[1,2]	475,000	482,125

Restaurants — 0.32%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15[1,2]	400,000	418,000

Software/services — 4.56%
First Data Corp.
9.875%, due 09/24/15[2]	1,975,000	1,693,375

GXS Worldwide, Inc.
9.750%, due 06/15/15[1,2]	325,000	308,750

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	2,000,000	2,075,000

Terremark Worldwide, Inc.
12.000%, due 06/17/17[1,2]	1,000,000	1,097,500

Unisys Corp.
12.750%, due 10/15/14[1,2]	600,000	693,000

		5,867,625

Steel producers/products — 1.75%
Ryerson, Inc.
12.000%, due 11/01/15[2]	2,000,000	2,055,000

Severstal Columbus LLC
10.250%, due 02/15/18[1,2]	200,000	200,500

		2,255,500

Support-services — 8.73%
Cenveo Corp.
8.875%, due 02/01/18[1,2]	1,250,000	1,237,500

Hertz Corp.
10.500%, due 01/01/16[2]	2,000,000	2,070,000

Iron Mountain, Inc.
8.375%, due 08/15/21[2]	525,000	538,781

Mobile Services/Storage Group
9.750%, due 08/01/14[2]	3,000,000	3,075,000

Reliance Intermediate Holdings LP
9.500%, due 12/15/19[1,2]	700,000	732,375

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	3,080,000

West Corp.
11.000%, due 10/15/16[2]	500,000	501,250

		11,234,906

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Technology — 0.37%
Equinix, Inc.
8.125%, due 03/01/18	475,000	475,000

Telecom-integrated/services — 5.34%
Frontier Communications
9.000%, due 08/15/31[2]	3,420,000	3,317,400

Global Crossing UK Finance PLC
10.750%, due 12/15/14[2]	500,000	510,000

Intelsat Bermuda Ltd.
11.250%, due 02/04/17[10]	500,000	506,875

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[2]	1,225,000	1,307,687

Level 3 Financing, Inc.
9.250%, due 11/01/14[2]	225,000	213,188

10.000%, due 02/01/18[1,2]	150,000	137,625

PAETEC Holding Corp.
8.875%, due 06/30/17	250,000	251,875

Qwest Communications International,
7.125%, due 04/01/18[1,2]	25,000	25,000

Series B
7.500%, due 02/15/14[2]	600,000	606,000

		6,875,650

Telecom-wireless — 4.35%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[1,2]	995,000	972,613

Cricket Communications, Inc.
10.000%, due 07/15/15[2]	605,000	612,562

Nextel Communications,
Series D
7.375%, due 08/01/15[2]	1,750,000	1,614,375

Series E
6.875%, due 10/31/13[2]	250,000	240,000

Sprint Capital Corp.
8.750%, due 03/15/32[2]	625,000	551,562

Wind Acquisition Finance SA
11.750%, due 07/15/17[1,2]	500,000	535,000

12.000%, due 12/01/15[1,2]	1,000,000	1,070,000

		5,596,112

Telecommunications equipment — 0.35%
Sorenson Communications, Inc.
10.500%, due 02/01/15[1,2]	500,000	455,625

Transportation excluding air/rail — 0.72%
Marquette Transportation Co./Finance
10.875%, due 01/15/17[1,2]	500,000	503,125

Navios Maritime Holdings, Inc./Finance
8.875%, due 11/01/17[1,2]	415,000	422,263

		925,388

Total corporate bonds (cost—$145,637,017)		151,733,839

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2010 (unaudited)

	Number of
Security description	shares/units	Value ($)

Common stocks* — 0.12%

Forestry/paper — 0.09%
Ainsworth Lumber Co. Ltd.[2]	58,357	115,967

Investments & miscellaneous financial services — 0.00%
NCI Holdings, Inc.[7,9]	5,456	0

Media-cable — 0.01%
Knology, Inc.[2]	693	7,935

XO Holdings, Inc.[2]	1,052	778

		8,713

Oil refining & marketing — 0.00%
Orion Refining Corp.[7,9]	1,253	0

Printing & publishing — 0.00%
American Media, Inc.[7,9]	43,038	0

Vertis Holdings, Inc.[7,9]	109,870	0

		0

Restaurants — 0.00%
American Restaurant Group, Inc.[7,9]	129	0

Buffets Restaurants Holdings, Inc.[7,9]	8,602	0

		0

Telecom-wireless — 0.02%
American Tower Corp., Class A2	636	27,132

Total common stocks (cost—$8,666,025)		151,812

Other equity security* — 0.00%

Media-cable — 0.00%
Adelphia Contingent Value Vehicle (cost—$0)[7,9,11]	2,000,000	0

	Number of
	warrants

Warrant* — 0.00%

Restaurants — 0.00%
Buffets Restaurants Holdings, Inc., strike @ $22.71,
expires 04/28/14 (cost—$0)[7,9]	3,800	0

	Face
	amount ($)

Repurchase agreement — 1.36%
Repurchase agreement dated 02/26/10 with State
Street Bank & Trust Co., 0.010% due 03/01/10,
collateralized by $1,799,253 US Treasury Bills,
zero coupon due 05/06/10 to 06/17/10;
(value—$1,778,895); proceeds: $1,744,001
(cost—$1,744,000)	1,744,000	1,744,000

Total investments (cost—$156,047,042)[12] — 119.32%		153,629,651

Liabilities in excess of other assets — (19.32)%		(24,871,711)

Net assets — 100.00%		128,757,940

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $156,047,042; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$12,187,034
Gross unrealized depreciation	(14,604,425)

Net unrealized depreciation	$(2,417,391)

*	Non-income producing security.

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 35.13% of net assets as of February 28, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Entire or partial amount pledged as collateral for bank loan.

[3]	Floating rate security. The interest rate shown is the current rate as of February 28, 2010.

[4]	Perpetual bond security. The maturity date reflects next call date.

[5]	Variable rate security. The interest rate shown is the current rate as of February 28, 2010, and resets periodically.

[6]	Bond interest in default.

[7]	Illiquid securities representing 0.00% of net assets as of February 28, 2010.

[8]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.00% of net assets as of February 28, 2010, is considered illiquid and may be resold in transactions exempt form registration, normally to qualified institutional buyers.

[9]	Security is being fair valued by a valuation committee under the direction of the board of directors.

[10]	Step Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of February 28, 2010. Maturity date indicated represents the instrument’s ultimate maturity date.

[11]	Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

[12]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)[13]	Total ($)

Corporate bonds	—	151,733,839	0	151,733,839

Common stocks	151,812	—	0	151,812

Other equity security	—	—	0	0

Warrant	—	—	0	0

Repurchase agreement	—	1,744,000	—	1,744,000

Total	151,812	153,477,839	0	153,629,651

[13]	Securities categorized as Level 3 have values of $0.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) during the nine months ended February 28, 2010:

			Other
	Corporate	Common	equity
	bonds ($)	stocks ($)	security ($)	Warrant ($)	Total ($)

Beginning balance	10,908	0	0	0	10,908

Net purchases/(sales)	(471,754)	—	—	—	(471,754)

Accrued
discounts/(premiums)	(5,947)	—	—	—	(5,947)

Total realized gain/(loss)	(4,924,192)	—	—	(46,550)	(4,970,742)

Net change in unrealized
appreciation/depreciation	5,390,985	—	—	46,550	5,437,535

Net transfers in/(out)
of Level 3	—	—	—	—	—

Ending balance	0	0	0	0	0

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at February 28, 2010 was $5,947.

GMAC	General Motors Acceptance Corporation

MTN	Medium Term Note

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	92.3

United Kingdom	1.9

Canada	1.7

Luxembourg	1.2

Bermuda	1.2

Liberia	1.2

Marshall Islands	0.3

Ireland	0.1

Netherlands	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2009.